SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Exchange Rates) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Exchange Rate, Period End	0.9694	0.9732	1.0051	0.9833
Exchange Rate, Period Average	1.0064	0.9984	1.0040	0.9891